RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 01, 2020	Jan. 31, 2021	Jan. 31, 2020	Apr. 30, 2021
Accrued expenses related party		$ 106,173	$ 155,750	$ 81,173
Number of shares issued (in shares)		45,000
Value of shares issued		$ 107,500	$ 107,500
Preferred Series C [Member]
Number of shares issued (in shares)	100
Value of shares issued	$ 11,177